1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

June 23, 2016

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	UBS Money Series (“Registrant”)
File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 50 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 51 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of updating the disclosure to reflect the new ways in which the Registrant’s funds are structured and operate as a result of amendments to Rule 2a-7 under the 1940 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen